Summary of Significant Accounting Policies (Details) - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning	¥ 4,336	¥ 10,638	¥ 107,299
Warrant liabilities resulting from SPAC Transaction	6,314
Fair value change		(13,071)	33,584	14,068
Exchange difference			(2,126)	(13,252)
Reclassification to shares to be issued		(13,106)	(128,119)	(200,100)
Balance as of ending		4,336	10,638	107,299
Less: Contingent consideration – earn-out liability – non-current portion
Contingent consideration – earn-out liability –current portion		4,336
Warrant Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of beginning	166	10,324	29,558
Warrant liabilities resulting from SPAC Transaction				36,121
Fair value change		(10,776)	(16,421)	(3,904)
Exercised			(115)
Exchange difference	¥ 2	618	(2,698)	(2,659)
Balance as of ending		166	¥ 10,324	29,558
SPAC Transaction [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration				266,828
BeeLive acquisition [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration				¥ 39,755
Weiliantong acquisition [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration		¥ 19,875